Business segment information - Information by business segment (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)
Business segment information
Number of business segments | segment				4
Sales	$ 74,774	$ 68,606	$ 47,049	$ 143,380	$ 90,786
Excise taxes	(4,329)	(4,656)	(5,416)	(8,985)	(10,520)
Revenues from sales	70,445	63,950	41,633	134,395	80,266
Operating expenses	(53,601)		(33,559)	(101,733)	(64,004)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,102)	(3,679)	(3,121)	(6,781)	(6,446)
Operating income	13,742		4,953	25,881	9,816
Net income (loss) from equity affiliates and other items	(2,327)		(621)	(4,363)	(62)
Tax on net operating income	(5,306)		(1,692)	(10,108)	(3,391)
Net operating income	6,109		2,640	11,410	6,363
Net cost of net debt	(305)		(341)	(555)	(652)
Non-controlling interests	(112)	(107)	(93)	(219)	(161)
NET INCOME - TotalEnergies SHARE	5,692	4,944	2,206	10,636	5,550
Total expenditures	5,646	3,787	3,532	9,433	8,368
Total divestments	664	1,409	428	2,073	1,080
Cash flow from operating activities	16,284	$ 7,617	7,551	23,901	13,149
Intercompany
Business segment information
Sales	(29,265)		(15,115)	(54,161)	(28,132)
Revenues from sales	(29,265)		(15,115)	(54,161)	(28,132)
Operating expenses	29,265		15,115	54,161	28,132
Integrated Gas, Renewables and Power
Business segment information
Sales	10,281		5,086	22,575	10,588
Depreciation, depletion and impairment of tangible assets and mineral interests	(327)		(291)	(648)	(762)
Operating income	846		436	2,658	1,060
Net income (loss) from equity affiliates and other items	823		419	(1,677)	682
Tax on net operating income	(260)		(56)	(554)	(157)
Net operating income	1,409		799	427	1,585
Total expenditures	872		1,167	2,311	4,187
Total divestments	466		310	1,481	452
Cash flow from operating activities	3,970		567	4,285	1,347
Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	12,170		5,830	25,935	12,143
Operating expenses	(10,997)		(5,103)	(22,629)	(10,321)
Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(1,889)		(744)	(3,360)	(1,555)
Exploration & Production
Business segment information
Sales	2,521		1,743	4,672	3,257
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,112)		(2,134)	(4,773)	(4,317)
Operating income	8,454		3,180	16,054	6,021
Net income (loss) from equity affiliates and other items	(3,668)		(1,243)	(3,426)	(973)
Tax on net operating income	(3,876)		(1,195)	(7,739)	(2,375)
Net operating income	910		742	4,889	2,673
Total expenditures	4,128		1,830	6,099	3,195
Total divestments	63		63	346	374
Cash flow from operating activities	8,768		4,835	14,536	8,571
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	16,326		9,598	32,295	17,690
Operating expenses	(5,760)		(4,284)	(11,468)	(7,352)
Exploration & Production | Intercompany
Business segment information
Sales	(13,805)		(7,855)	(27,623)	(14,433)
Refining & Chemicals
Business segment information
Sales	35,061		20,853	66,069	40,054
Excise taxes	(186)		(225)	(378)	(630)
Depreciation, depletion and impairment of tangible assets and mineral interests	(389)		(396)	(769)	(787)
Operating income	4,029		955	6,331	1,948
Net income (loss) from equity affiliates and other items	349		123	505	211
Tax on net operating income	(866)		(281)	(1,391)	(561)
Net operating income	3,512		797	5,445	1,598
Total expenditures	333		291	561	578
Total divestments	56		13	83	129
Cash flow from operating activities	3,526		2,232	4,633	3,228
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	47,660		26,997	87,753	51,314
Operating expenses	(43,242)		(25,646)	(80,653)	(48,579)
Refining & Chemicals | Intercompany
Business segment information
Sales	(12,785)		(6,369)	(22,062)	(11,890)
Marketing & Services
Business segment information
Sales	26,907		19,367	50,056	36,880
Excise taxes	(4,143)		(5,191)	(8,607)	(9,890)
Depreciation, depletion and impairment of tangible assets and mineral interests	(241)		(271)	(514)	(526)
Operating income	929		579	1,624	1,140
Net income (loss) from equity affiliates and other items	98		57	56	23
Tax on net operating income	(296)		(176)	(521)	(352)
Net operating income	731		460	1,159	811
Total expenditures	288		222	428	360
Total divestments	72		36	151	107
Cash flow from operating activities	580		437	1,478	1,102
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	23,480		14,284	42,432	27,176
Operating expenses	(22,310)		(13,434)	(40,294)	(25,510)
Marketing & Services | Intercompany
Business segment information
Sales	(716)		(108)	(983)	(186)
Corporate
Business segment information
Sales	4			8	7
Depreciation, depletion and impairment of tangible assets and mineral interests	(33)		(29)	(77)	(54)
Operating income	(516)		(197)	(786)	(353)
Net income (loss) from equity affiliates and other items	71		23	179	(5)
Tax on net operating income	(8)		16	97	54
Net operating income	(453)		(158)	(510)	(304)
Total expenditures	25		22	34	48
Total divestments	7		6	12	18
Cash flow from operating activities	(560)		(520)	(1,031)	(1,099)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	74		39	141	75
Operating expenses	(557)		(207)	(850)	(374)
Corporate | Intercompany
Business segment information
Sales	(70)		(39)	(133)	(68)
Adjustments
Business segment information
Sales	(15)		(9)	(3)	(44)
Revenues from sales	(15)		(9)	(3)	(44)
Operating expenses	159		380	334	1,259
Depreciation, depletion and impairment of tangible assets and mineral interests	(64)		(16)	(595)	(161)
Operating income	80		355	(264)	1,054
Net income (loss) from equity affiliates and other items	(4,266)		(1,491)	(7,999)	(1,655)
Tax on net operating income	25		(120)	(13)	(311)
Net operating income	(4,161)		(1,256)	(8,276)	(912)
Net cost of net debt	80		4	193	10
Non-controlling interests	(23)		(5)	(54)	(14)
NET INCOME - TotalEnergies SHARE	(4,104)		(1,257)	(8,137)	(916)
Adjustments | Integrated Gas, Renewables and Power
Business segment information
Sales	(15)		(9)	(3)	(44)
Depreciation, depletion and impairment of tangible assets and mineral interests	(14)		(3)	(14)	(148)
Operating income	(635)		(66)	(740)	(254)
Net income (loss) from equity affiliates and other items	(558)		(47)	(4,497)	(96)
Tax on net operating income	47		21	58	59
Net operating income	(1,146)		(92)	(5,179)	(291)
NET INCOME - TotalEnergies SHARE	(1,137)		(91)	(5,168)	(284)
Adjustments | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	(15)		(9)	(3)	(44)
Operating expenses	(606)		(54)	(723)	(62)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(46)			(539)
Operating income	(128)		(23)	(1,412)	(23)
Net income (loss) from equity affiliates and other items	(3,756)		(1,436)	(3,770)	(1,482)
Tax on net operating income	75		(12)	337	(10)
Net operating income	(3,809)		(1,471)	(4,845)	(1,515)
NET INCOME - TotalEnergies SHARE	(3,779)		(1,467)	(4,797)	(1,505)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(82)		(23)	(873)	(23)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests			(13)		(13)
Operating income	775		373	1,722	1,118
Net income (loss) from equity affiliates and other items	52		22	169	28
Tax on net operating income	(75)		(109)	(326)	(302)
Net operating income	752		286	1,565	844
NET INCOME - TotalEnergies SHARE	738		282	1,541	833
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	775		386	1,722	1,131
Adjustments | Marketing & Services
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(4)			(33)
Operating income	369		71	608	213
Net income (loss) from equity affiliates and other items	(4)		(8)	(7)	(43)
Tax on net operating income	(100)		(20)	(180)	(60)
Net operating income	265		43	421	110
NET INCOME - TotalEnergies SHARE	247		41	380	100
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	373		71	641	213
Adjustments | Corporate
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests				(9)
Operating income	(301)			(442)
Net income (loss) from equity affiliates and other items			(22)	106	(62)
Tax on net operating income	78			98	2
Net operating income	(223)		(22)	(238)	(60)
NET INCOME - TotalEnergies SHARE	(173)		(22)	(93)	(60)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses	(301)			(433)
Adjustments - Inventory valuation effect
Business segment information
Operating income	1,151		463	2,406	1,346
NET INCOME - TotalEnergies SHARE	993		375	2,033	1,064
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	775		394	1,722	1,140
Net operating income	752		331	1,597	937
NET INCOME - TotalEnergies SHARE	738		327	1,573	926
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	376		69	684	206
Net operating income	275		50	503	148
NET INCOME - TotalEnergies SHARE	255		48	460	138
ADJUSTED
Business segment information
Sales	74,789		47,058	143,383	90,830
Excise taxes	(4,329)		(5,416)	(8,985)	(10,520)
Revenues from sales	70,460		41,642	134,398	80,310
Operating expenses	(53,760)		(33,939)	(102,067)	(65,263)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,038)		(3,105)	(6,186)	(6,285)
Operating income	13,662		4,598	26,145	8,762
Net income (loss) from equity affiliates and other items	1,939		870	3,636	1,593
Tax on net operating income	(5,331)		(1,572)	(10,095)	(3,080)
Net operating income	10,270		3,896	19,686	7,275
Net cost of net debt	(385)		(345)	(748)	(662)
Non-controlling interests	(89)		(88)	(165)	(147)
NET INCOME - TotalEnergies SHARE	9,796		3,463	18,773	6,466
ADJUSTED | Intercompany
Business segment information
Sales	(29,265)		(15,115)	(54,161)	(28,132)
Revenues from sales	(29,265)		(15,115)	(54,161)	(28,132)
Operating expenses	29,265		15,115	54,161	28,132
ADJUSTED | Integrated Gas, Renewables and Power
Business segment information
Sales	10,296		5,095	22,578	10,632
Depreciation, depletion and impairment of tangible assets and mineral interests	(313)		(288)	(634)	(614)
Operating income	1,481		502	3,398	1,314
Net income (loss) from equity affiliates and other items	1,381		466	2,820	778
Tax on net operating income	(307)		(77)	(612)	(216)
Net operating income	2,555		891	5,606	1,876
ADJUSTED | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	12,185		5,839	25,938	12,187
Operating expenses	(10,391)		(5,049)	(21,906)	(10,259)
ADJUSTED | Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(1,889)		(744)	(3,360)	(1,555)
ADJUSTED | Exploration & Production
Business segment information
Sales	2,521		1,743	4,672	3,257
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,066)		(2,134)	(4,234)	(4,317)
Operating income	8,582		3,203	17,466	6,044
Net income (loss) from equity affiliates and other items	88		193	344	509
Tax on net operating income	(3,951)		(1,183)	(8,076)	(2,365)
Net operating income	4,719		2,213	9,734	4,188
ADJUSTED | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	16,326		9,598	32,295	17,690
Operating expenses	(5,678)		(4,261)	(10,595)	(7,329)
ADJUSTED | Exploration & Production | Intercompany
Business segment information
Sales	(13,805)		(7,855)	(27,623)	(14,433)
ADJUSTED | Refining & Chemicals
Business segment information
Sales	35,061		20,853	66,069	40,054
Excise taxes	(186)		(225)	(378)	(630)
Depreciation, depletion and impairment of tangible assets and mineral interests	(389)		(383)	(769)	(774)
Operating income	3,254		582	4,609	830
Net income (loss) from equity affiliates and other items	297		101	336	183
Tax on net operating income	(791)		(172)	(1,065)	(259)
Net operating income	2,760		511	3,880	754
ADJUSTED | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	47,660		26,997	87,753	51,314
Operating expenses	(44,017)		(26,032)	(82,375)	(49,710)
ADJUSTED | Refining & Chemicals | Intercompany
Business segment information
Sales	(12,785)		(6,369)	(22,062)	(11,890)
ADJUSTED | Marketing & Services
Business segment information
Sales	26,907		19,367	50,056	36,880
Excise taxes	(4,143)		(5,191)	(8,607)	(9,890)
Depreciation, depletion and impairment of tangible assets and mineral interests	(237)		(271)	(481)	(526)
Operating income	560		508	1,016	927
Net income (loss) from equity affiliates and other items	102		65	63	66
Tax on net operating income	(196)		(156)	(341)	(292)
Net operating income	466		417	738	701
ADJUSTED | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	23,480		14,284	42,432	27,176
Operating expenses	(22,683)		(13,505)	(40,935)	(25,723)
ADJUSTED | Marketing & Services | Intercompany
Business segment information
Sales	(716)		(108)	(983)	(186)
ADJUSTED | Corporate
Business segment information
Sales	4			8	7
Depreciation, depletion and impairment of tangible assets and mineral interests	(33)		(29)	(68)	(54)
Operating income	(215)		(197)	(344)	(353)
Net income (loss) from equity affiliates and other items	71		45	73	57
Tax on net operating income	(86)		16	(1)	52
Net operating income	(230)		(136)	(272)	(244)
ADJUSTED | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	74		39	141	75
Operating expenses	(256)		(207)	(417)	(374)
ADJUSTED | Corporate | Intercompany
Business segment information
Sales	$ (70)		$ (39)	$ (133)	$ (68)